Analysis of Financial Assets and Liabilities by Measurement Basis (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Carrying Amounts of Financial Assets and Liabilities by Category and Line Item	The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2025
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥76,669,401	¥—	¥—	¥76,669,401
Call loans and bills bought	—	5,200,789	—	—	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	—	22,076,009	—	—	22,076,009
Trading assets	6,176,613	—	—	—	6,176,613
Derivative financial instruments	8,313,016	—	—	—	8,313,016
Financial assets at fair value through profit or loss	2,902,969	—	—	—	2,902,969
Investment securities	—	366,997	28,008,280	5,170,856	33,546,133
Loans and advances	—	125,190,819	—	—	125,190,819
Other financial assets (1)	—	7,061,639	—	—	7,061,639

Total	¥17,392,598	¥236,565,654	¥28,008,280	¥5,170,856	¥287,137,388

Financial liabilities:
Deposits (2)	¥(20,858)	¥190,043,600	¥—	¥—	¥190,022,742
Call money and bills sold	—	4,378,277	—	—	4,378,277
Repurchase agreements and cash collateral on securities lent	—	27,791,101	—	—	27,791,101
Trading liabilities	4,838,439	—	—	—	4,838,439
Derivative financial instruments	9,303,258	—	—	—	9,303,258
Financial liabilities designated at fair value through profit or loss	597,846	—	—	—	597,846
Borrowings (2)	(1,967)	12,699,666	—	—	12,697,699
Debt securities in issue (2)	(2,495)	14,389,910	—	—	14,387,415
Other financial liabilities (1)	—	10,346,934	—	—	10,346,934

Total	¥14,714,223	¥259,649,488	¥—	¥—	¥274,363,711

	At March 31, 2024
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥78,750,443	¥—	¥—	¥78,750,443
Call loans and bills bought	—	5,336,280	—	—	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	—	14,148,667	—	—	14,148,667
Trading assets	6,512,061	—	—	—	6,512,061
Derivative financial instruments	9,909,272	—	—	—	9,909,272
Financial assets at fair value through profit or loss	2,376,129	—	—	—	2,376,129
Investment securities	—	316,392	24,016,184	5,817,261	30,149,837
Loans and advances	—	121,716,465	—	—	121,716,465
Other financial assets (1)	—	7,509,528	—	—	7,509,528

Total	¥18,797,462	¥227,777,775	¥24,016,184	¥5,817,261	¥276,408,682

Financial liabilities:
Deposits (2)	¥(10,306)	¥182,107,625	¥—	¥—	¥182,097,319
Call money and bills sold	—	3,138,049	—	—	3,138,049

	At March 31, 2024
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Repurchase agreements and cash collateral on securities lent	—	20,166,958	—	—	20,166,958
Trading liabilities	4,924,490	—	—	—	4,924,490
Derivative financial instruments	11,877,473	—	—	—	11,877,473
Financial liabilities designated at fair value through profit or loss	498,284	—	—	—	498,284
Borrowings (2)	(1,087)	16,108,245	—	—	16,107,158
Debt securities in issue (2)	1,909	14,073,175	—	—	14,075,084
Other financial liabilities (1)	—	10,523,048	—	—	10,523,048

Total	¥17,290,763	¥246,117,100	¥—	¥—	¥263,407,863

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)
Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.